Average Annual Total Returns - Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax Inception Date	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax 5 Years	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax Since Inception	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions 5 Years	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions Since Inception	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes) Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Mar. 03, 2015	(1.86%)	3.06%	2.10%	(2.92%)	1.56%	0.62%	(1.13%)	1.71%	0.96%	(2.39%)	2.00%	1.29%	7.51%	4.44%	3.75%